CONSOLIDATED STATEMENTS OF CONDITION (PARENTHETICAL) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Statement of Financial Position [Abstract]
Held To Maturity Securities Fair Value	$ 84,303	[1]	$ 75,576	[2]
Realizable Value Of Other Investment Securities	$ 170,539		$ 170,890
Preferred stock, shares authorized	30,000,000		30,000,000
Preferred stock, shares issued	2,006,391		2,006,391
Preferred stock, shares outstanding	2,006,391		2,006,391
Common Stock Par Or Stated Value Per Share	$ 0.01		$ 0.01
Common Stock Shares Authorized	170,000,000		170,000,000
Common Stock Shares Issued	104,238,159		104,058,684
Common Stock Shares Outstanding	102,068,981		103,790,932
Treasury stock	2,169,178		267,752

[1]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[2]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.